Offerings	Apr. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,215,833
Proposed Maximum Offering Price per Unit	5.34
Maximum Aggregate Offering Price	$ 6,492,548.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 896.63
Offering Note
(a) The number of shares listed in row 1 represents shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that were automatically added to the shares reserved for issuance under the Registrant’s 2021 Equity Incentive Plan (the “Equity Incentive Plan”) on March 1, 2026 pursuant to an “evergreen” provision contained in the Equity Incentive Plan (the “Equity Incentive Plan Evergreen Shares”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Registrant’s Common Stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(b) The price per share and aggregate offering price of the Equity Incentive Plan Evergreen Shares are based upon the average of the high and low prices of the Common Stock on March 26, 2026, as reported on the New York Stock Exchange, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	243,166
Proposed Maximum Offering Price per Unit	4.54
Maximum Aggregate Offering Price	$ 1,103,973.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 152.46
Offering Note
(a) The number of shares listed in row 2 represents shares of Common Stock that were automatically added to the shares reserved for issuance under the Registrant’s Amended and Restated 2021 Employee Stock Purchase Plan (the “ESPP”) on March 1, 2026 pursuant to an “evergreen” provision contained in the ESPP (the “ESPP Evergreen Shares”). Pursuant to Rule 416 of the Securities Act, this Registration Statement also covers any additional shares of Registrant’s Common Stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(b) The price per share and aggregate offering price of the ESPP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on March 26, 2026, as reported on the New York Stock Exchange, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	5.34
Maximum Aggregate Offering Price	$ 1,602,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 221.24
Offering Note
(a) The number of shares listed in row 3 represents shares of Common Stock being registered for issuance under the Registrant’s 2026 Inducement Plan (the “Inducement Plan Shares”). Pursuant to Rule 416 of the Securities Act, this Registration Statement also covers any additional shares of Registrant’s Common Stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(b) The price per share and aggregate offering price of the Inducement Plan Shares are based upon the average of the high and low prices of the Common Stock on March 26, 2026, as reported on the New York Stock Exchange, which date is within five business days prior to the filing of this Registration Statement.